EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 19-EARNINGS PER SHARE

The following tables set forth the reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:
	Year ended December 31, 2011
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except per share data)
Basic earnings per share
Income available to common stockholders	$3,929	2,702,200	$1.45
Effect of dilutive securities
Stock compensation plans	-	510	-

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$3,929	2,702,710	$1.45

There were options to purchase 62,057 shares of common stock at a price at a range of $23.53 to $32.51 per share which were outstanding during 2011 that were not included in the computation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares.

	Year ended December 31, 2010
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except per share data)
Basic earnings per share
Income available to common stockholders	$3,352	2,682,135	$1.25
Effect of dilutive securities
Stock options and grants	-	-	-

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$3,352	2,682,135	$1.25

There were options to purchase 71,017 shares of common stock at a price at a range of $23.53 to $32.51 per share which were outstanding during 2010 that were not included in the computation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares.